LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Right-of-use assets
Right-of-use assets

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2018	2019
	In USD thousands				In USD thousands				In USD thousands
Composition in 2019
Property	1,552	-	-	1,552	-	135	-	135	-	1,417
Motor vehicles	326	172	(65)	433	-	240	(40)	200	-	233
	1,878	172	(65)	1,985	-	375	(40)	335	-	1,650

Schedule of Lease Liabilities
Lease liabilities

	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
		In USD thousands
Composition in 2019
Property	1,552	-	-	257	127	(272)	1,664
Motor vehicles	326	172	(25)	73	27	(273)	300
	1,878	172	(25)	330	154	(545)	1,964

Schedule of Composition of Lease Liabilities
December 31, 2019
in USD thousands
Composition of lease liabilities:
Current lease liabilities
Property	53
Motor vehicles	149
202
Non-current lease liabilities
Property	1,611
Motor vehicles	151
1,762
1,964

Schedule of Minimum Future Rental Payments
As of December 31, 2019, minimum future rental payments (considering the aforementioned extension periods) under the leases were:

Year	Property	Motor vehicles	Total
	in USD thousands
2020	287	199	486
2021	296	104	400
2022	296	72	368
2023	296	-	296
2024	296	-	296
2025-2030	1,627	-	1,627
	3,098	375	3,473